NUVEEN MUTUAL FUNDS

SUPPLEMENT TO PROSPECTUSES

Dated December 18, 2007

Nuveen Investment Trust

Nuveen NWQ Multi-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Prospectus dated October 29, 2007,

as supplemented November 13, 2007

Nuveen Investment Trust II

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds International Value Fund

Prospectus dated November 28, 2007

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the merger (the “Transaction”) was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the investment management agreement between each fund and Nuveen Asset Management (“NAM”), investment manager to each of the funds, and the sub-advisory agreements of each fund. The Transaction resulted in the automatic termination of each agreement.

On November 30, 2007, shareholders of Nuveen NWQ Multi-Cap Value Fund, Nuveen Tradewinds Value Opportunities Fund, Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds International Value Fund approved new investment management and sub-advisory agreements on the same terms as the previous agreements. Interim agreements for each of these funds were in effect prior to the approval by shareholders of the new agreements.

There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of the Transaction.

PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS

FOR FUTURE REFERENCE

NUVEEN MUTUAL FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Dated December 18, 2007

Nuveen Investment Trust

Nuveen NWQ Multi-Cap Value Fund

Nuveen Tradewinds Value Opportunities Fund

Statement of Additional Information

dated October 29, 2007, as supplemented

November 13, 2007

Nuveen Investment Trust II

Nuveen Tradewinds Global All-Cap Fund

Nuveen Tradewinds International Value Fund

Statement of Additional Information

dated November 28, 2007, as

supplemented December 6, 2007

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois.

The consummation of the merger (the “Transaction”) was deemed to be an “assignment” (as defined in the Investment Company Act of 1940) of the investment management agreement between each fund and Nuveen Asset Management (“NAM”), investment manager to each of the funds, and the sub-advisory agreements of each fund. The Transaction resulted in the automatic termination of each agreement.

On November 30, 2007, shareholders of Nuveen NWQ Multi-Cap Value Fund, Nuveen Tradewinds Value Opportunities Fund, Nuveen Tradewinds Global All-Cap Fund and Nuveen Tradewinds International Value Fund approved new investment management and sub-advisory agreements on the same terms as the previous agreements. Interim agreements for each of these funds were in effect prior to the approval by shareholders of the new agreements.

There will be no change in the portfolio management of your fund or in its investment objectives or policies as a result of the Transaction.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE